Leases	12 Months Ended
Oct. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Leases [Text Block]

10. Leases

(a) As a lessee

The lease obligation relates to the use of office space in Toronto, Ontario. The original lease agreement had a term of August 1, 2022 to July 31, 2025. On June 16, 2025, the Company entered into a lease extension agreement, whereby the lease term was extended for additional 2 years, expiring July 31, 2027. The lease liability was remeasured at the date of the modification, using an incremental borrowing rate of 9%.

The lease liability is summarized as follows:

Balance, October 31, 2022	$44,784
Interest expense	3,323
Lease payments	(18,932)
Foreign exchange	(121)
Balance, October 31, 2023	29,054
Interest expense	1,820
Lease payments	(19,201)
Foreign exchange	307
Balance, October 31, 2024	11,980
Lease extension	34,972
Interest expense	1,044
Lease payments	(17,377)
Foreign exchange	(66)
Balance, October 31, 2025	$30,553

The following represents a maturity analysis of the Company's undiscounted contractual lease obligations as at October 31, 2025:

USD
Less than one year	$18,935
Between one and five years	$14,201

(b) As a lessor

The Company sub-let a portion of its office space under a lease agreement for a term of three years, that expired July 31, 2025. The Company entered into a lease extension agreement, whereby the sublease term was extended for additional 2 years, expiring July 31, 2027. The sub-lease is classified as an operating lease because it does not transfer substantially all of the risks and rewards incidental to ownership of the asset.

For the year ended October 31, 2025, the Company recognized a total of $14,492 (2024 - $17,205, 2023 - $17,682) as rental income which has been recorded as a reduction to general and administrative expenses on the consolidated statement of operations and comprehensive loss.

The following represents a maturity analysis of the Company's lease payments to be received after October 31, 2025:

USD
Less than one year	$14,489
Between one and five years	$10,867